Net debt - Reconciliation of cash flow from financing liabilities to cash flow statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Proceeds received from loans		£ 4,218	£ 2,932	£ 1,941
Repayment of loans		(3,253)	(1,969)	(2,156)
Payments of lease liabilities		(121)	(70)	(71)
Net movements in short-term borrowings		(424)	179	(764)
Net movements in derivatives¹	[1]	(187)	35	(267)
Interest paid		(957)	(914)	(853)
Cash flows per financing activities section of cash flow statement		(724)	193	(2,170)
Non-net debt-related items		34	24	12
Derivative cash inflow in relation to capital expenditure		13	13	12
Derivative cash flows per investing section of cash flow statement	[1]	(223)	(412)	330
Net cash flow (used in)/from financing activities – discontinued operations		0	0	(231)
Cash flows relating to financing liabilities within net debt		(900)	(182)	(2,047)
Borrowings		(450)	240	(2,108)
Financing derivatives		£ (450)	£ (422)	£ 61

[1]	Certain derivative balances have been represented for all periods presented to reflect a reclassification from financing activities to investing activities to reflect a change in accounting policy (see note 1 for details).